Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (670,899)	$ (169,508)	$ (1,191,356)	$ (177,537)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	118	0	236	0
Amortization of debt discount	26,785	0	26,785	0
Change in value of derivative liability	(8,735)	0	(8,735)	0
Amortization of original issue discount recorded as interest			1,638	0
Derivative expense	(109,872)	0	(109,872)	0
Stock-based compensation	61,149	0	181,441	0
Changes in operating assets and liabilities:
(Decrease) in accounts payable			(10,583)	0
Increase (decrease) in accrued expenses			123,185	6,505
Net Cash Used by Operating Activities			(750,047)	(171,032)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of intangible assets			0	(22,414)
Net Cash Used by Investing Activities			0	(22,414)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans received (repaid)			0	197,050
Loans received (repaid) from/to related parties			0	197,050
Proceeds from sale of common stock and warrants			340,000	0
Issuance of convertible note payable			437,500	0
Net Cash Provided by Financing Activities			741,500	201,650
Net Increase (Decrease) in Cash and Cash Equivalents			(8,547)	8,204
Cash and cash equivalents, beginning of period			12,387	1,588
Cash and cash equivalents, end of period	3,840	9,792	3,840	9,792
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid			0	0
Income taxes paid			0	0
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Stock deposits reclassified as common stock and stock warrants			147,050	0
Common stock issued for accrued expense			330,000	0
Forgiveness of related party debt recorded as contributed capital			0	28,818
Original issue discounts recorded on notes payable			20,975	0
Debt discounts recorded on convertible notes payable			206,500	0
Debt converted to common stock			$ 12,000	$ 0